REINSURANCE (Tables)	12 Months Ended
Dec. 31, 2011
Effect of Reinsurance on Premiums Written and Earned

The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2011		2010		2009
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$15,333.1	$15,107.5	$14,700.0	$14,519.2	$14,196.3	$14,199.4
Ceded	(186.5)	(204.7)	(223.2)	(204.4)	(193.4)	(186.6)

Net premiums	$15,146.6	$14,902.8	$14,476.8	$14,314.8	$14,002.9	$14,012.8

Prepaid Reinsurance Premiums and Reinsurance Recoverables

Our prepaid reinsurance premiums and reinsurance recoverables were comprised of the following at December 31:

	Prepaid Reinsurance Premiums				Reinsurance Recoverables
	2011		2010		2011		2010
(millions)	$	%	$	%	$	%	$	%
MCCA	$21.4	31%	$20.0	23%	$650.4	80%	$578.7	78%
NCRF	19.0	27	20.7	23	51.4	6	45.3	6
CAIP	12.7	18	11.9	14	58.4	7	65.9	9

State Plans	53.1	76	52.6	60	760.2	93	689.9	93
Non-auto	16.7	24	35.5	40	57.8	7	51.6	7

Total	$69.8	100%	$88.1	100%	$818.0	100%	$741.5	100%